Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions with Related Parties [Abstract]
Schedule of related party transactions
Balance Sheet
	December 31, 2016	December 31, 2017
Due from related parties
Oceanbulk Maritime S.A. and its affiliates (d)	$922	$107
Sydelle Marine Limited (h)	-	44
Starocean Manning Philipines Inc. (i)	-	80
Due from related parties	$922	$231

Due to related parties
Oceanbulk Maritime S.A. and its affiliates (d)	$26	-
Management and Directors Fees (b)	323	229
Managed Vessels of Oceanbulk Shipping LLC	7	-
Due to related parties	$356	$229

Statements of Operations

	2015	2016	2017
Voyage expenses-Interchart (a)	$(3,350)	$(3,300)	$(3,300)
Executive directors consultancy fees (b)	(633)	(496)	(493)
Non-executive directors compensation (b)	(160)	(148)	(145)
Office rent - Combine Marine Ltd. & Alma Properties (c)	(35)	(34)	(39)
Sydelle Marine Limited (h)	-	-	(329)
Management fee expense - Maryville Maritime Inc. (g)	(451)	-	-
Interest on Excel Vessel Bridge Facility (f)	(220)	-	-